                                 STATEMENT OF
                            ADDITIONAL INFORMATION

                           TAX-FREE INVESTMENTS CO.

                            CASH RESERVE PORTFOLIO
                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                          (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                               (RESOURCE CLASS)

                               11 Greenway Plaza
                                   Suite 100
                           Houston, Texas 77046-1173
                                (800) 659-1005

                                --------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
          IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF EACH
         OF THE ABOVE-NAMED CLASSES OF CASH RESERVE PORTFOLIO, COPIES
                      OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                     SUITE 100, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                                --------------

         STATEMENT OF ADDITIONAL INFORMATION DATED JULY 28, 2000, AS REVISED
                               FEBRUARY 23, 2001

RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF CASH RESERVE
PORTFOLIO: CASH MANAGEMENT CLASS PROSPECTUS DATED JULY 28, 2000, INSTITUTIONAL CLASS PROSPECTUS DATED JULY 28, 2000, PERSONAL INVESTMENT CLASS PROSPECTUS DATED JULY 28, 2000, PRIVATE INVESTMENT CLASS PROSPECTUS DATED JULY 28, 2000, RESERVE CLASS PROSPECTUS DATED JULY 28, 2000 AND RESOURCE CLASS PROSPECTUS DATED JULY 28, 2000

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
      Introduction.........................................................   3
      General Information about the Company................................   3
        The Company and Its Shares.........................................   3
        Performance Information............................................   4
      Portfolio Transactions and Brokerage.................................   5
        General Brokerage Policy...........................................   5
        Allocation of Portfolio Transactions...............................   6
        Section 28(e) Standards............................................   6
      Investment Program and Restrictions..................................   7
        Investment Program.................................................   7
        Municipal Securities...............................................   7
        Maturities.........................................................   8
        Diversification Requirements.......................................   8
        Investment Ratings.................................................   9
        When-Issued Securities and Delayed Delivery Transactions...........  13
        Margin Transactions and Short Sales................................  13
        Illiquid Securities................................................  13
        Lending of Portfolio Securities....................................  13
        Interfund Loans....................................................  14
        Investment in Other Investment Companies...........................  14
        Variable or Floating Rate Instruments..............................  14
        Synthetic Municipal Instruments....................................  14
        Other Considerations...............................................  15
        Fundamental Investment Restrictions................................  15
        Non-Fundamental Investment Restrictions............................  16
      Management...........................................................  17
        Directors and Officers.............................................  17
        Remuneration of Directors..........................................  19
        AIM Funds Retirement Plan for Eligible Directors/Trustees..........  19
        Deferred Compensation Agreements...................................  20
        The Investment Advisor.............................................  20
        Administrator......................................................  21
        Expenses...........................................................  22
        Transfer Agent and Custodian.......................................  22
        Legal Matters......................................................  22
        Reports............................................................  23
        Sub-Accounting.....................................................  23
        Principal Holders of Securities....................................  23
      Share Purchases and Redemptions......................................  25
        Purchases and Redemptions..........................................  25
        Redemptions by the Portfolio.......................................  25
        Net Asset Value Determination......................................  25
        The Distribution Agreement.........................................  26
        Distribution Plan..................................................  26
        Banking Regulations................................................  28
      Dividends, Distributions and Tax Matters.............................  28
        Dividends and Distributions........................................  28
        Tax Matters........................................................  28
        Qualification as a Regulated Investment Company....................  29
        Excise Tax on Regulated Investment Companies.......................  29
        Distributions......................................................  29
        Foreign Shareholders...............................................  30
        Effect of Future Legislation; Local Tax Considerations.............  31
      Financial Statements.................................................  FS

                                 INTRODUCTION

  Tax-Free Investments Co. (the "Company") is a mutual fund organized with one portfolio, the Cash Reserve Portfolio (the "Portfolio"), which has six classes of shares. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors with certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class
Prospectus dated July 28, 2000, the Institutional Class Prospectus dated
July 28, 2000, the Personal Investment Class Prospectus dated July 28, 2000, the Private Investment Class Prospectus dated July 28, 2000, the Reserve Class Prospectus dated July 28, 2000 and the Resource Class Prospectus dated July 28, 2000 (each a "Prospectus"). Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Company's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Company and each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus and, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                     GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

  The Company is an open-end, diversified, series, management investment company initially organized as a corporation under the laws of the State of Maryland on January 24, 1977. The Company was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985 and was reorganized as a Maryland corporation on May 1, 1992. Shares of common stock of the Company are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Company in certain circumstances. For information concerning the methods of redemption, investors should consult each Prospectus under the caption "Redeeming Shares."

  The Company offers shares of the Portfolio. The Portfolio consists of six classes of shares, each having different shareholder qualifications and bearing expenses differently. The Portfolio consists of the following six classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. This Statement of Additional Information relates to each class of the Portfolio.

  As used in each Prospectus, the term "majority of the outstanding shares" of the Company, the Portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, the Portfolio or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, the Portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Company, the Portfolio or such class.

  Shareholders of the Company do not have cumulative voting rights, and therefore the holders of a majority of a quorum of the outstanding shares of the Company voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any members of the Board of Directors of the Company.

  There are no preemptive or conversion rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable. Shares are fully assignable and subject to encumbrance by a shareholder. The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

  The Articles of Incorporation of the Company authorize the issuance of 30,100,000,000 shares of common stock at $.001 par value each, of which 22,100,000,000, represent interest in the Portfolio (or class thereof). A share of the Portfolio (or class) represents an equal proportionate interest in the Portfolio (or class) with each other share of the Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from the Portfolio (or class).

  The Articles of Incorporation further provide that the directors will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Articles of Incorporation protects a director against any liability to which a director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Articles of Incorporation provide for indemnification by the Company of the directors and the officers of the Company except with respect to any matter as to which any such person did not act in good faith and in the reasonable belief that his action was in or not opposed to the best interests of the Company. Such person may not be indemnified against any liability to the Company or the Company's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Articles of Incorporation also authorize the purchase of liability insurance on behalf of the Company's directors and officers.

  The Company will not normally hold annual shareholders' meetings. A special meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Company. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. In addition, directors may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Company and filed with the Company's transfer agent or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Company will provide a list of shareholders to the requesting shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).

  Except as otherwise disclosed in each Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

  The overall management of the business and affairs of the Company is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Company and persons or companies furnishing services to the Company, including agreements with the Company's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Company are delegated to the Company's officers and to A I M Advisors, Inc. ("AIM"), subject always to the objective and policies of the Company and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

PERFORMANCE INFORMATION

  As stated under the caption "Performance Information--Performance Table" in each Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the Company at the number referred to in the Prospectus for that class. Performance will vary from time to time and past results are not necessarily indicative of future results. Investors should understand that performance is a function of the type and quality of the Portfolio's investments as well as its operating expenses. Performance information for the shares of the Portfolio may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance.

  Comparative performance information using data from industry publications maybe used from time to time in advertising or marketing the Portfolio's shares.

  Calculations of yield will take into account the total income received by the Portfolio, including taxable income, if any; however, the Company intends to invest its assets so that 100% of its annual interest income will be tax-exempt. To the extent that different classes of shares bear different expenses, the yields of such classes will vary. To the extent that institutions charge fees in connection with services provided in conjunction with the Company, the yield will be lower for those beneficial owners paying such fees.

  The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yields will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include any realized gains and losses or unrealized appreciation or depreciation and income other than investment income) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Company may also furnish a quotation of effective yields that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yields for the period, which will be computed by compounding the unannualized current yields for the period by adding 1 to the unannualized current yields, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

  In addition, the Company may furnish a tax equivalent yield which is the rate an investor would have to earn from a fully taxable investment in order to equal the share's yield after taxes. Tax equivalent yields are calculated by dividing the share's yield by one minus the stated federal or combined federal and state tax rate (if only a portion of the share's yield was tax-exempt, only that portion is adjusted in the calculation).

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Company. Fee waivers or reductions or commitments to reduce expenses will have the effect of the increasing the Portfolio's yield and total return.

  The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results. The Portfolio's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Portfolio and market conditions. A shareholder's investment in the Portfolio is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  For the seven-day period ended June 30, 2000, the current and effective yields for the Private Investment Class were 4.06% and 4.14%, respectively. For the seven-day period ended June 30, 2000 the current and effective yields for the Institutional Class were 4.31% and 4.40%, respectively. For the seven-day period ended June 30, 2000, the current and effective yields for the Cash Management Class were 4.23% and 4.32%, respectively. For the seven-day period ended June 30, 2000, the current and effective yields for the Reserve Class were 3.51% and 3.57%, respectively. For the seven-day period ended June 30, 2000, the current and effective yields for the Resource Class were 4.15% and 4.24%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

  AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonably competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

  In the event the Portfolio purchases securities traded over-the-counter, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

  AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

  The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-Fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

  Under the 1940 Act, certain persons affiliated with the Company are prohibited from dealing with the Company as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Company from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Company are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase municipal securities being publicly underwritten by such syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Company may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Portfolio may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Company's Board of Directors and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Company is fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal years ended March 31, 2000, 1999 and 1998, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.

ALLOCATION OF PORTFOLIO TRANSACTIONS

  AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(E) STANDARDS

  Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

  Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

  The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

  In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

  Information concerning the Portfolio's investment objective is set forth in each Prospectus under the heading "Investment Objective and Strategies." The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors.

  Set forth in this section is a description of the Portfolio's investment policies, strategies and practices. The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Directors without shareholder approval. The Portfolio's investment policies, strategies and practices are also non-fundamental. The Board of Directors of the Company reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. The Portfolio has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Program and Restrictions--Investment Restrictions" in this Statement of Additional Information. Any percentage limitations with respect to assets of the Portfolio will be applied at the time of purchase. A later change in percentage resulting from changes in asset values will not be considered a violation of the percentage limitations. The percentage limitations applicable to borrowings will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit the Portfolio's borrowing abilities.

  The Portfolio will limit its purchases of municipal securities to U.S. dollar-denominated securities which are "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act. This standard applies at the time of purchase of a security. Since the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. A First Tier Security is generally a security that:
(i) has received a short-term rating, or is subject to a guarantee that has received a short-term rating, or, in either case, is issued by an issuer with a short-term rating from the Requisite NRSROs in the highest short-term rating category for debt obligations; (ii) is an unrated security that the Portfolio's investment advisor has determined is of comparable quality to a rated security described in (i); (iii) is a security issued by a registered investment company that is a money market fund; or (iv) is a Government Security. The term "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO. At present, the NRSROs are:
Standard & Poor's Corp., Moody's Investors Service, Inc., Thomson Bankwatch, One, Duff and Phelps, Inc., Fitch IBCA, Inc. and, with regard to certain types of securities, IBCA Ltd and its subsidiary, IBCA, Inc. Subcategories or gradations in ratings (such as "+" or "-") do not count as rating categories.

  Subsequent to its purchase by the Portfolio, an issue of Municipal Securities may cease to be a First Tier security. Subject to certain exceptions set forth in Rule 2a-7, such an event will not require the elimination of the security from the Portfolio, but AIM will consider such an event to be relevant in its determination of whether the Portfolio should continue to hold the security. To the extent that the ratings applied by an NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Company will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

  The Portfolio may, from time to time, invest in taxable short-term investments ("Temporary Investments") consisting of obligations of the U.S. Government, its agencies or instrumentalities, and repurchase agreements (instruments under which the seller agrees to repurchase the security at a specified time and price) relating thereto; commercial paper rated within the highest rating category by a recognized rating agency; and certificates of deposit of domestic banks with assets of $1.5 billion or more as of the date of their most recently published financial statements. The Portfolio may invest in Temporary Investments, for example, due to market conditions or pending the investment of proceeds from the sale of shares of the Portfolio or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from such Temporary Investments will be taxable as ordinary income, the Portfolio intends to minimize taxable income through investment, when possible, on short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt. It is the Company's present intention to invest the Portfolio's assets so that 100% of the Portfolio's annual interest income will be tax-exempt. Accordingly, the Portfolio may hold cash reserves pending the investment of such reserves in Municipal Securities.

MUNICIPAL SECURITIES

  "Municipal Securities" include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size and purpose of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters--Tax Matters" in this Statement of Additional Information.

  The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Portfolio's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities in the Portfolio will vary from time to time.

  The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, maturity of the obligation, and rating of the issue. The yield realized by holders of a class of a Portfolio will be the yield realized by the Portfolio on its investments reduced by the general expenses of the Company and those expenses attributable to such class. The market values of the Municipal Securities held by the Portfolio will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security the market value of such Municipal Security will generally decrease. Conversely, if yields on such Municipal Security decrease, the market value of such security will generally increase.

MATURITIES

  Consistent with its objective of stability of principal, the Portfolio attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with Rule 2a-7, as amended from time to time. Accordingly, the Portfolio invests only in Municipal Securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less.

  The maturity of a security held by the Portfolio is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or are subject to demand features or that are subject to repurchase agreements are deemed to have maturities shorter than their stated maturities.

DIVERSIFICATION REQUIREMENTS

  As a money market fund, the Portfolio is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees.

  The issuer diversification requirement provides that the Portfolio may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal and interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the Municipal Securities secures repayment of such securities.

  The diversification requirement applicable to Municipal Securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Portfolio may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Portfolio to sell a Municipal Security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security.)

INVESTMENT RATINGS

  The following is a description of the factors underlying the tax-exempt debt ratings of Moody's, S&P and Fitch IBCA, Inc. ("Fitch"):

MOODY'S MUNICIPAL BOND RATINGS

                                      Aaa

  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      Aa

  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

  Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

  Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in the Aa group when assigning ratings to: industrial development bonds; and bonds secured by either a letter of credit or bond insurance. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MOODY'S DUAL RATINGS

  In the case of securities with a demand feature, two ratings are assigned; one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

MOODY'S SHORT-TERM LOAN RATINGS

  Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (or MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

  A short-term rating may also be assigned on an issue having a demand feature (i.e., a variable rate demand obligation or VRDO). Short-term ratings on issues with demand features may be differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates, and payment relying on external liquidity. Additionally, the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

  A VMIG rating may be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

  Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

                                 MIG 1/VMIG 1

  This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MOODY'S COMMERCIAL PAPER RATINGS

  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

  Moody's employs the following two designations, each judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

PRIME-1

  Issuers (or related supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

  Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

S&P MUNICIPAL BOND RATINGS

  A S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

  The ratings are based, in varying degrees, on the following considerations: likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

  Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      AA

  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

  Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

S&P DUAL RATINGS

  S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the demand feature (e.g., AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (e.g., SP-1+/A-l+).

S&P MUNICIPAL NOTE RATINGS

  A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note); and source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

  The highest note rating symbol is as follows:

                                     SP-1

  Category denotes very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

S&P COMMERCIAL PAPER RATINGS

  S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

  The highest rating category is as follows:

  This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

FITCH BOND RATINGS

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

  Bonds that have the same ratings are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                           LONG-TERM CREDIT RATINGS

                               INVESTMENT GRADE

                                      AAA

  Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                                      AA

  Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                                       A

  High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                                      BBB

  Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

                               SPECULATIVE GRADE

                                      BB

  Speculative, 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                                       B

  Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                                  CCC, CC, C

  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

                                DDD, DD, AND D

  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90%, and 'D' the lowest recovery potential, i.e., below 50%.

  Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

                        FITCH SHORT-TERM CREDIT RATINGS

  A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

                                      F-1

  Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

                                      F-2

  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                                      F-3

  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                                       B

  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                                       C

  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                                       D

  Default. Denotes actual or imminent payment default.

NOTES:

  "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F-1'.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

  The Portfolio may purchase Municipal Securities on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The Portfolio may purchase or sell Municipal Securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the when-issued securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase when-issued or delayed delivery Municipal Securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. No additional when-issued or delayed delivery commitments will be made if more than 25% of the Portfolio's net assets would thereby become so committed.

  If the Portfolio purchases a when-issued or delayed delivery security, the Company will direct its custodian bank to collateralize the when-issued or delayed delivery commitment by segregating liquid assets of a dollar value sufficient at all times to make payment for the when-issued or delayed delivery securities. Such segregated liquid assets will be marked-to-market, and the amount segregated will be increased if necessary to maintain adequate coverage of the Portfolio's when-issued or delayed delivery commitments.

  Securities purchased on a when-issued or delayed delivery basis and the other securities held in the Portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., experiencing appreciation when interest rates fall). Therefore, if in order to achieve higher interest income the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued or delayed delivery basis, there is a possibility that the Portfolio will experience greater fluctuation in the market value of its assets.

  Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued or delayed delivery commitments, the Portfolio will do so by use of its then available cash, by the sale of segregated liquid assets, by the sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued or delayed delivery securities themselves (which may have a market value greater or less than the Portfolio's payment obligation thereunder). The sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued or delayed delivery securities on the settlement date may be more or less than the purchase price.

  In a delayed delivery transaction, the Portfolio relies on the other party to complete the transaction. If the transaction is not completed, the Portfolio may miss a price or yield considered to be advantageous.

MARGIN TRANSACTIONS AND SHORT SALES

  The Portfolio does not intend to engage in margin transactions or short sales of securities. The Portfolio will not sell securities short or purchase any securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

ILLIQUID SECURITIES

  The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities include securities that cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities also include repurchase agreements with remaining maturities in excess of seven days.

LENDING OF PORTFOLIO SECURITIES

  Consistent with applicable regulatory requirements, the Portfolio may lend its portfolio securities (principally to broker-dealers) to the extent of one-third of its respective total assets. Such loans would be callable at any time and will be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Portfolio would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Where voting or consent rights with respect to loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on the Portfolio's investment in the loaned securities. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.

INTERFUND LOANS

  The Portfolio may lend up to 33 1/3% of its total assets to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order. An application for exemptive relief has been filed with the SEC on behalf of the Portfolio and others. The Portfolio may also borrow from another AIM Fund to satisfy redemption requests or to cover unanticipated cash shortfalls due to a delay in the delivery of cash to the Portfolio's custodian or improper delivery instructions by a broker effectuating a transaction.

INVESTMENT IN OTHER INVESTMENT COMPANIES

  The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions currently apply to investments in other investment companies: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and
(iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies. With respect to the Portfolio's purchase of shares of another investment company, the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

VARIABLE OR FLOATING RATE INSTRUMENTS

  The Portfolio may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Such readjustment may be based either upon a predetermined standard, such as a bank prime rate or the U.S. Treasury bill rate, or upon prevailing market conditions. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Rule 2a-7 under the 1940 Act provides special rules for calculating the maturity date of variable and floating rate securities for purposes of determining whether such securities qualify as "Eligible Securities."

  Many Municipal Securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest from the issuer, a guarantor and/or a liquidity provider. Frequently such obligations include letters of credit or other credit support arrangements provided by financial institutions. All variable or floating rate instruments will meet the quality standards of the Portfolio. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Portfolio.

SYNTHETIC MUNICIPAL INSTRUMENTS

  AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. Synthetic municipal instruments (sometimes referred to as "derivative municipal instruments") are securities the value of and return on which are derived from underlying municipal securities. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Portfolio may invest involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificate evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. Synthetic municipal instruments typically are created by a bank, broker-dealer or other financial institution ("Sponsor"). Typically, a portion of the interest paid on the Underlying bonds which exceeds the interest paid to the certificate holders is paid to the Sponsor or other investors.

  All such instruments must meet the minimum quality standards required for the Portfolio's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Portfolio, AIM considers the creditworthiness of the issuer of the Underlying Bond, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

  The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Portfolio on certain synthetic municipal instruments would be deemed to be taxable. The Portfolio relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

OTHER CONSIDERATIONS

  The ability of the Portfolio to achieve its investment objectives depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Portfolio to meet their obligations for the payment of interest and principal when due. Because the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. The securities in which the Portfolio invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The net asset value per share of each class of the Portfolio will normally remain constant at $1.00, although there can be no assurance that such net asset value will not change.

FUNDAMENTAL INVESTMENT RESTRICTIONS

  The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Portfolio's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares.

    (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

    (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.

    (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

    (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

    (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

    (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

    (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

    (9) The Portfolio will limit its purchases of municipal securities to "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act.

    (10) The Portfolio's assets will be invested so that at least 80% of the Portfolio's income will be exempt from federal income taxes.

  The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Directors of the Company has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Directors.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

   The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.
Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

    (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

    (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets.

    (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

    (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

    (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

  The Portfolio will not invest 25% or more of its assets in: (i) securities whose issuers are located in the same state; (ii) securities the interest upon which is paid from revenues of similar type projects; and (iii) industrial development bonds. The policy described in (ii) does not apply, however, if the securities are subject to a guarantee. For securities subject to a guarantee, the Portfolio does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Portfolio's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

                                MANAGEMENT

DIRECTORS AND OFFICERS

  The directors and executive officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and executive officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



                                            POSITIONS HELD
          NAME, ADDRESS AND AGE            WITH REGISTRANT     PRINCIPAL OCCUPATION DURING PAST 5 YEARS
========================================================================================================
  *ROBERT H. GRAHAM (54)                Director, Chairman     Director, President and Chief Executive
                                        and President          Officer,  A I M Management Group Inc.;
                                                               Director and President, A I M Advisors,
                                                               Inc.; Director and Senior Vice
                                                               President, A I M Capital Management,
                                                               Inc., A I M Distributors, Inc., A I M
                                                               Fund Services, Inc. and Fund Management
                                                               Company; and Director and Vice Chairman,
                                                               AMVESCAP PLC.

--------------------------------------------------------------------------------------------------------
  BRUCE L. CROCKETT (56)                       Director        Director, ACE Limited (insurance
  906 Frome Lane                                               company). Formerly, Director, President
  McLean, VA 22102                                             and Chief Executive Officer, COMSAT
                                                               Corporation; and
                                                               Chairman, Board of Governors of INTELSAT
                                                               (international communications company).

--------------------------------------------------------------------------------------------------------
  OWEN DALY II (75)                            Director        Formerly, Director, Cortland Trust, Inc.
  Six Blythewood Road                                          (investment company), CF & I Steel
  Baltimore, MD 21210                                          Corp., Monumental Life Insurance Company
                                                               and Monumental General Insurance
                                                               Company; and Chairman of the Board of
                                                               Equitable Bancorporation.

--------------------------------------------------------------------------------------------------------
  ALBERT R. DOWDEN (59)                        Director        Chairman of the Board of Directors,
  1815 Central Park Drive                                      Cortland Trust, Inc. (investment company)
  P.O. Box 774000 - PMB #222                                   and DHJ Media, Inc.; and Director, Magellan
  Steamboat Springs, CO 80477                                  Insurance Company. Formerly, Director,
                                                               President and Chief Executive Officer,
                                                               Volvo Group North America, Inc.; Senior
                                                               Vice President, AB Volvo; and Director,
                                                               The Hertz Corporation, Genmar Corporation
                                                               (boat manufacturer), National Media
                                                               Corporation and Annuity and Life Re
                                                               (Holdings), Ltd.

--------------------------------------------------------------------------------------------------------
  EDWARD K. DUNN, JR. (65)                     Director        Chairman of the Board of Directors,
  2 Hopkins Plaza, 8th Floor, Suite 805                        Mercantile Mortgage Corp. Formerly, Vice
  Baltimore, MD 21201                                          Chairman of the Board of Directors,
                                                               President and Chief Operating Officer,
                                                               Mercantile--Safe Deposit & Trust Co.;
                                                               and President, Mercantile Bankshares.

--------------------------------------------------------------------------------------------------------
  JACK FIELDS (48)                             Director        Chief Executive Officer, Twenty First
  434 New Jersey Avenue, S.E.                                  Century Group, Inc. (a governmental
  Washington, D.C.  20003                                      affairs  company). Formerly, Member of
                                                               the U.S. House of  Representatives.

--------------------------------------------------------------------------------------------------------
  **CARL FRISCHLING (63)                       Director        Partner, Kramer Levin Naftalis & Frankel
    919 Third Avenue                                           LLP (law firm).
    New York, NY 10022

--------------------------------------------------------------------------------------------------------
  PREMA MATHAI-DAVIS (49)                      Director        Formerly, Chief Executive Officer, YWCA
  370 East 76th Street                                         of the U.S.A.
  New York, NY 10021

--------------------------------------------------------------------------------------------------------
  LEWIS F. PENNOCK (57)                        Director        Partner, Pennock & Cooper, (law firm).
  6363 Woodway, Suite 825
  Houston, TX 77057

--------------------------------------------------------------------------------------------------------
  LOUIS S. SKLAR (60)                          Director        Executive Vice President, Development
  The Williams Tower, 50th Floor                               and Operations, Hines Interests Limited
  2800 Post Oak Blvd.                                          Partnership (real estate development).
  Houston, TX 77056
========================================================================================================

-------

  * A director who is an "interested person" of the Company and AIM as defined in the 1940 Act.
 ** A director who is an "interested person" of the Company as defined in the 1940 Act.


                            POSITIONS HELD
  NAME, ADDRESS AND AGE     WITH REGISTRANT    PRINCIPAL OCCUPATION DURING PAST 5 YEARS
========================================================================================
  GARY T. CRUM (52)      Senior Vice President Director and President, A I M Capital
                                               Management, Inc.; Director and Executive
                                               Vice President, A I M Management Group
                                               Inc.; Director and Senior Vice
                                               President, A I M Advisors, Inc.; and
                                               Director, A I M Distributors, Inc. and
                                               AMVESCAP PLC.

----------------------------------------------------------------------------------------
  CAROL F. RELIHAN (45)  Senior Vice President Director, Senior Vice President, General
                             and Secretary     Counsel and Secretary, A I M Advisors,
                                               Inc.; Senior Vice President, General
                                               Counsel and Secretary, A I M Management
                                               Group Inc.; Director, Vice President and
                                               General Counsel, Fund Management
                                               Company; Vice President, A I M Capital
                                               Management, Inc. and A I M Distributors,
                                               Inc.; and Vice President and General
                                               Counsel, A I M Fund Services, Inc.
----------------------------------------------------------------------------------------
  DANA R. SUTTON (41)       Vice President     Vice President and Fund Controller,
                             and Treasurer     A I M Advisors, Inc.; and Assistant Vice
                                               President and Assistant Treasurer, Fund
                                               Management Company.
----------------------------------------------------------------------------------------
  STUART W. COCO (45)       Vice President     Senior Vice President, A I M Capital
                                               Management, Inc.; and Vice President,
                                               A I M Advisors, Inc.
----------------------------------------------------------------------------------------
  MELVILLE B. COX (56)      Vice President     Vice President and Chief Compliance
                                               Officer, A I M Advisors, Inc., A I M
                                               Capital Management, Inc., A I M
                                               Distributors, Inc., A I M Fund Services,
                                               Inc. and Fund Management Company.
----------------------------------------------------------------------------------------
  KAREN DUNN KELLEY (40)    Vice President     Senior Vice President, A I M Capital
                                               Management, Inc.; and Vice President,
                                               A I M Advisors, Inc.
----------------------------------------------------------------------------------------
  J. ABBOTT SPRAGUE (45)    Vice President     Director and President, Fund Management
                                               Company; Director, A I M Fund Services,
                                               Inc.; and Senior Vice President, A I M
                                               Advisors, Inc. and A I M Management
                                               Group Inc.
========================================================================================


  The Board of Directors has an Audit Committee, a Capitalization Committee, an Investments Committee and a Nominating and Compensation Committee.

  The members of the Audit Committee are Messrs. Crockett, Daly, Dowden, Dunn (Chairman), Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for the Company and evaluating such accountants' performance, costs and financial stability, (ii) with AIM, reviewing and coordinating audit plans prepared by the Company's independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Company's independent accountants and management.

  The members of the Capitalization Committee are Messrs. Graham
(Chairman) and Pennock. The Capitalization Committee is responsible for: (i) increasing or decreasing the aggregate number of shares of any class of the Company's common stock by classifying and reclassifying the Company's authorized but unissued shares of common stock, up to the Company's authorized capital; (ii) fixing the terms of such classified or reclassified shares of common stock; and (iii) issuing such classified or reclassified shares of common stock upon the terms set forth in the Portfolio's prospectus, up to the Company's authorized capital.

  The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board of Directors, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  The members of the Nominating and Compensation Committee are Messrs.
Crockett (Chairman), Daly, Dowden, Dunn, Fields, Pennock and Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as independent directors as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent directors; and (iii) making recommendations to the Board of Directors regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent directors.

  The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as directors, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which directors will be elected, and
(ii) that the Nominating and Compensation Committee or the Board of Directors, as applicable, shall make the final determination of persons to be nominated.

  All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Company's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

  Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any committee thereof. The directors of the Company who do not serve as officers of the Company are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Set forth below is information regarding compensation paid or accrued for each director of the Company:


================================================================================
                                     AGGREGATE       RETIREMENT        TOTAL
                                    COMPENSATION  BENEFITS ACCRUED  COMPENSATION
                                        FROM             BY         FROM ALL AIM
DIRECTOR                             COMPANY(1)   ALL AIM FUNDS(2)    FUNDS(3)
--------------------------------------------------------------------------------
Charles T. Bauer(4)................       -0-              -0-             -0-
--------------------------------------------------------------------------------
Bruce L. Crockett..................    $1,380         $ 37,485        $103,500
--------------------------------------------------------------------------------
Owen Daly II.......................    $1,380         $122,898        $103,500
--------------------------------------------------------------------------------
Edward K. Dunn, Jr.................    $1,380         $ 55,565        $103,500
--------------------------------------------------------------------------------
Jack M. Fields.....................    $1,352         $ 15,826        $101,500
--------------------------------------------------------------------------------
Carl Frischling(5).................    $1,380         $ 97,791        $103,500
--------------------------------------------------------------------------------
Robert H. Graham...................       -0-              -0-             -0-
--------------------------------------------------------------------------------
John F. Kroeger(6).................    $  -0-         $ 40,461             -0-
--------------------------------------------------------------------------------
Prema Mathai-Davis.................    $1,353         $ 11,870        $101,500
--------------------------------------------------------------------------------
Lewis F. Pennock...................    $1,380         $ 45,766        $103,500
--------------------------------------------------------------------------------
Ian W. Robinson(7).................    $  -0-         $ 94,442        $ 25,000
--------------------------------------------------------------------------------
Louis S. Sklar.....................    $1,353         $ 90,232        $101,500
--------------------------------------------------------------------------------

-------
(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended March 31, 2000, including earnings thereon, was $12,729.

(2) During the fiscal year ended March 31, 2000, the total amount of expenses allocated to the Company in respect of such retirement benefits was $6,107. Data reflects compensation for the calendar year ended December 31, 1999.

(3) Each director serves as a director or trustee of at least 12 registered investment companies advised by AIM. Data reflects total compensation for the calendar year ended December 31, 1999.

(4) Mr. Bauer was a director and officer until September 30, 2000, when he retired.

(5) During the fiscal year ended March 31, 2000, the Company paid $5,756 in legal fees to Mr. Frischling's law firm, Kramer Levin Naftalis & Frankel LLP for services rendered to the independent directors of the company. Mr. Frischling, a director of the Company, is a partner in such firm.

(6) Mr. Kroeger was a director until June 11, 1998. Of the amount listed above, $0 was for compensation for services as a director and the remainder as a consultant. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees."

(7) Mr. Robinson was a director until March 12, 1999, when he retired.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

  Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, a director becomes eligible to retire and to receive full benefits under the Plan when he or she has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the

"Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his or her date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) and based on the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of all benefits under the Plan, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

  Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar and Dr. Mathai-Davis are 13, 13, 2, 3, 23, 20, 18, 11, 11 and 2 years, respectively.

                   ESTIMATED ANNUAL BENEFITS UPON RETIREMENT

                      NUMBER OF YEARS                      ANNUAL RETIREMENT
                      OF SERVICE WITH                   COMPENSATION PAID BY ALL
                    APPLICABLE AIM FUNDS                  APPLICABLE AIM FUNDS
                    --------------------                ------------------------
               10......................................         $67,500
                9......................................         $60,750
                8......................................         $54,000
                7......................................         $47,250
                6......................................         $40,500
                5......................................         $33,750

DEFERRED COMPENSATION AGREEMENTS

  Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Directors") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the Deferring Directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the Compensation Agreement) beginning on the date the Deferring Director's retirement benefits commence under the Plan. The Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Director's termination of service as a director of the Company. If a Deferring Director dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such Deferring Director's death. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

  During the fiscal year ended March 31, 2000, $12,545 in directors' fees and expenses were allocated to the Portfolio.

THE INVESTMENT ADVISOR

  AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM was organized in 1976, and, together with its subsidiaries, advises, manages or administers over 120 investment portfolios encompassing a broad range of investment objectives. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Directors and Officers."

  FMC is a registered broker-dealer and wholly owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.

  AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees to (a) pre-clear all personal securities transactions subject to the Code of Ethics; (b) file reports regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees who are registered with the NASD from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board of Directors reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

  The Company has entered into a Master Investment Advisory Agreement dated June 1, 2000 (the "Advisory Agreement") with AIM. A prior investment advisory agreement with similar terms to the Advisory Agreement was in effect prior to June 1, 2000. The Advisory Agreement will remain in effect until June 30, 2001, and continue from year to year only if such continuance is specifically approved at least annually by the Company's Board of Directors and by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Company or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

  Pursuant to the terms of the Advisory Agreement, AIM supervises all aspects of the Company's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio. AIM shall not be liable to the Company or its shareholders for any act or omission by AIM or for any loss sustained by the Company or its shareholders, except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

  As compensation for its advisory services under the Advisory Agreement, AIM receives a fee from the Company with respect to the Portfolio, calculated daily and paid monthly, at the annual rate of 0.25% of the first $500 million of the Portfolio's aggregate average daily net assets, plus 0.20% of the Portfolio's aggregate average daily net assets in excess of $500 million. Pursuant to the advisory agreement in effect prior to June 1, 2000 which provided for the same level of compensation to AIM as is provided for under the Advisory Agreement, for the fiscal years ended March 31, 2000, 1999 and 1998, the fees paid by the Company to AIM with respect to the Portfolio were $1,505,580, $1,646,048 and $1,670,427, respectively (after giving effect to fee waivers for the fiscal years ended March 31, 2000, 1999 and 1998 of $952,116, $809,773 and $683,910,
respectively).

  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Company.

  AIM has voluntarily undertaken to limit Institutional Class expenses, excluding interest, taxes, director's fees, federal registration fees, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.20% of the average daily net assets. AIM has voluntarily undertaken to limit Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class expenses, excluding the Rule 12b-1 distribution plan fee, interest, taxes, director's fees, federal registration fees, extraordinary items and indirect expenses resulting from expense offset arrangements (if any), to 0.20% of the average daily net assets.

  In addition, if the Portfolio engages in securities lending, AIM will provide the Portfolio investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if the Portfolio engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board of Directors; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board of Directors with respect to securities lending activities; (e) responding to agent inquires; and (f) performing such other duties as may be necessary.

  AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, the Portfolio will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Portfolio from such activities. AIM currently intends to waive such fee, and has agreed to seek the Board of Directors' approval prior to its receipt of all or a portion of such fee.

ADMINISTRATOR

  AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement between AIM and the Company (the "Administrative Services Agreement").

  Under the Administrative Services Agreement, AIM performs, or arranges for the performance of, accounting and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Company and of persons working under her supervision for maintaining the financial accounts and books and records of the Company, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Company's Board of Directors.

  Pursuant to the administrative services agreement in effect prior to June 1, 2000, AIM received reimbursements for the fiscal years ended March 31, 2000, 1999 and 1998 in the amounts of $142,533, $86,020 and $66,515, respectively, by the Portfolio.

EXPENSES

  AIM and FMC furnish, without cost to the Company, the services of the President, Secretary and one or more Vice Presidents of the Company and such other personnel as are required for the proper conduct of the Company's affairs and to carry out their obligations under the Advisory Agreement and the Distribution Agreement. AIM maintains, at its expense and without cost to the Company, a trading function in order to carry out its obligations to place orders for the purchase and sale of portfolio securities for the Company. FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the shares of the Class.

  The Company pays, or causes to be paid, all other expenses of the Company, including, without limitation, the fees paid to AIM; the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents; brokers' commissions in connection with portfolio securities transactions of the Company; all taxes, including securities issuance and transfer taxes, and fees payable to federal, state or other governmental agencies; the costs and expenses of engraving or printing share certificates; all costs and expenses in connection with registration and maintenance of registration with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing proxy statements, reports to shareholders, prospectuses and statements of additional information of the Company and supplements thereto (except reports to shareholders and prospectuses distributed to potential shareholders of the Company which are paid for by FMC); expenses of shareholders' and directors' meetings; fees and travel expenses of directors or director members of any advisory board or committee; expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside pricing service; fees and expenses of legal counsel and of independent accountants; membership dues of industry associations; interest payable on borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Company; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Company's operations unless otherwise explicitly assumed by AIM or FMC.

  Expenses of the Company except those stated below are pro-rated among the classes of the Company based upon the relative net assets of each class. Distribution expenses of a class are charged against the income available for distribution as dividends to such class.

TRANSFER AGENT AND CUSTODIAN

  A I M Fund Services, Inc. ("AFS"), a wholly owned subsidiary of AIM, serves as transfer agent and dividend disbursing agent for the shares of all classes of the Portfolio pursuant to a Transfer Agency and Service Agreement. AFS receives an annual fee from the Company for its services in such capacity in the amount of 0.0125% of average daily net assets of the Company, payable monthly. Such compensation may be changed from time to time as is agreed to by AFS and the Company. The address of AFS is P.O. Box 0843, Houston, Texas 77001-0843. As transfer agent, AFS processes orders for purchases, redemptions and exchanges of shares; prepares and transmits payments for dividends and distributions declared by the Portfolio; maintains shareholder accounts; and provides shareholders with information regarding the Portfolio and its accounts.

  The Bank of New York ("BONY") acts as custodian for the Company's portfolio securities and cash. BONY receives such compensation from the Company for its services in such capacity as is agreed to from time to time by BONY and the Company. The address of BONY is 90 Washington Street, 11th Floor, New York, New York 10286. BONY maintains the portfolio securities owned by the Portfolio, administers the purchases and sales of portfolio securities, collects interest and other distributions made on securities held by the Portfolio and performs other ministerial duties.

LEGAL MATTERS

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania serves as counsel to the Company, and passes upon legal matters for the Company.

REPORTS

  The Board of Directors will issue to shareholders semi-annually the Funds' financial statements. Financial statements, audited by independent auditors, will be issued annually. Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Company. The Board of Directors of the Company has selected Ernst & Young LLP, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007 as the independent public accountants to audit the financial statements of the Funds.

SUB-ACCOUNTING

  The Company and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Company or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK--Registered Trademark--Remote, a personal computer application software product, may receive sub-accounting services via such software.

PRINCIPAL HOLDERS OF SECURITIES

  To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of July 3, 2000, and the percentage of the Portfolio's amount of outstanding shares owned by such shareholders as of such date are as follows:


                                                                     PERCENT
                                                       PERCENT       OWNED OF
                   NAME AND ADDRESS                    OWNED OF     RECORD AND
                   OF RECORD OWNER                  RECORD ONLY(A) BENEFICIALLY
                   ----------------                 -------------- ------------
   CASH MANAGEMENT CLASS
   ---------------------

    HERITAGE ASSET MANAGEMENT INC. ................     58.79%         -0-
     P.O. Box 33022
     St. Petersburg, FL 33733-8022

    EVEREN CLEARING CORP. .........................     25.41%         -0-
     111 East Kilbourn Ave.
     Milwaukee, WI 53202

    MCDONALD & COMPANY.............................     12.19%         -0-
     800 Superior Avenue, Suite 2100
     Cleveland, OH 44114-2603
   INSTITUTIONAL CLASS
   -------------------
    BANK OF AMERICA, N.A. .........................     22.30%         -0-
     1401 Elm Street, 11th Floor
     P.O. Box 831000
     Dallas, TX 75202-2911

    FROST NATIONAL BANK TX ........................     13.52%         -0-
     Muir & Co.
     c/o Frost
     P.O. Box 2479
     San Antonio, TX 78298-2479

    CHASE BANK OF TEXAS FBO OBIE & CO. ............     11.23%         -0-
     18 HCB 340
     P.O. Box 2558
     Houston, TX 77252-2558

    TRUST COMPANY BANK ............................      8.07%         -0-
     Center 3139
     P.O. Box 105504
     Atlanta, GA 30348

    MID ATLANTIC INSTITUTIONAL SHARES, INC. .......      6.25%         -0-
     336 Fourth Ave.
     Pittsburgh, PA 15222

    FIRST TRUST/VAR & CO. .........................      5.82%         -0-
     180 East Fifth Street
     St. Paul, MN 55101

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.


                                                                      PERCENT
                                                        PERCENT       OWNED OF
                   NAME AND ADDRESS                     OWNED OF     RECORD AND
                    OF RECORD OWNER                  RECORD ONLY(A) BENEFICIALLY
                   ----------------                  -------------- ------------
   PERSONAL INVESTMENT CLASS
   -------------------------
    NONE

   PRIVATE INVESTMENT CLASS
   ------------------------
    CULLEN/FROST DISCOUNT BROKERS...................     38.36%         -0-
     P.O. Box 2358
     San Antonio, TX 78299

    THE BANK OF NEW YORK............................     15.38%         -0-
     440 Mamoroneck, 5th Fl.
     Harrison, NY 10286

    ANDERSON TAX FREE ACCOUNTS......................     12.42%         -0-
     330 Spring Creek Road
     Rockford, IL 61107-1035

    NEW HAVEN SAVINGS BANK TRUST DEPARTMENT.........      8.35%         -0-
     Trust Department
     P.O. Box 302
     New Haven, CT 06502

    BANK ONE TRUST COMPANY..........................      7.06%         -0-
     1111 Polaris Parkway
     Columbus, OH 43240

    HAMBRECHT & QUIST LLC...........................      5.72%         -0-
     1100 Newport Center Drive, Second Floor
     Newport Beach, CA 92660


   RESERVE CLASS
   -------------
    THE BANK OF NEW YORK............................       100%         -0-
     440 Mamoroneck, 5th Fl.
     Harrison, NY 10286

   RESOURCE CLASS
   --------------
    HAMBRECHT & QUIST LLC...........................     52.80%         -0-
     1100 Newport Center Drive, Second Floor
     Newport Beach, CA 92660

    MCDONALD & COMPANY..............................     33.00%         -0-
     800 Superior Avenue, Suite 2100
     Cleveland, OH 44114-2603

    EVEREN CLEARING CORP. ..........................     13.29%         -0-
     111 East Kilbourn Ave.
     Milwaukee, WI 53202

-------
(a) The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.

  To the best of the knowledge of the Company, as of July 3, 2000, the directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of each class of the Portfolio.

                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

  A complete description of the manner by which the shares of a particular class may be purchased or redeemed appears in each Prospectus under the headings "Purchasing Shares" and "Redeeming Shares."

  Prior to the initial purchase of Portfolio shares, an investor must complete and send an Account Application to AFS at P.O. Box 0843, Houston, Texas 77001-0843. An Account Application may be obtained from the distributor. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to the transfer agent or by completing and submitting to the transfer agent a new Account Application.

  The Company reserves the right to reject any purchase order and to withdraw all or any part of the offering made by a Prospectus. Any funds received with respect to an order which is not accepted by the Company and any funds received for which an order has not been received will be promptly returned to an investor. Any request for correction to a transaction of Portfolio shares must be submitted in writing to AFS. AFS reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.

  An investor may terminate his or her relationship with an institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class or the Resource Class directly, except through reinvestment of dividends and distributions.

  Payment for redeemed shares of the Portfolio is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder. A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Company. The authorized signature on the notice must be guaranteed by a commercial bank or trust company (which may include the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

  The Company may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

  A "Business Day" of the Company is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business. If AFS receives a redemption request on a Business Day prior to the 12:30 p.m. Eastern time net asset value determination, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time and the Company will normally wire redemption proceeds on that day. A redemption request received by AFS between 12:30 p.m. Eastern time and 3:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 3:00 p.m. Eastern time and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If AFS receives a redemption request on a Business Day after 3:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time on the next Business Day of such Portfolio, and the Company will normally wire redemption proceeds on such next Business Day. The Portfolio, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

  Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to AFS.

REDEMPTIONS BY THE PORTFOLIO


  If the Portfolio determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Portfolio may, at its discretion, redeem the account and distribute the proceeds to you.

NET ASSET VALUE DETERMINATION

  The net asset value of the shares of each class of the Portfolio is determined twice daily as of the times shown in each Prospectus on each Business Day of the Company, as defined in each Prospectus. For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the

Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

  The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Company would receive if it sold the entire Portfolio.

  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, which require the Company to adhere to certain conditions. The Portfolio will invest only in "Eligible Securities," as defined in Rule 2a-7 of the 1940 Act, which the Board of Directors has determined present minimal credit risks. Rule 2a-7 also requires, among other things, that the portfolio maintain a dollar-weighted portfolio maturity of 90 days or less and purchase only U.S. dollar-denominated instruments having remaining maturities of 397 calendar days or less.

  The Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the portfolio holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to purchasers or existing holders of any class of shares of the Portfolio. In the event the Board of Directors determines that such a deviation exists for any class of shares of the Portfolio, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; the redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

THE DISTRIBUTION AGREEMENT

  The Company has entered into a distribution agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. See "Directors and Officers" and "The Investment Advisor" for information as to the affiliation of certain directors and officers of the Company with FMC, AIM and AIM Management.

  The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of each class of the portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that, except as may otherwise be provided in a distribution plan pursuant to Rule 12b-1 adopted by the Company's Board of Directors, FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Company and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Portfolio.

  The Distribution Agreement will continue from year to year, provided that it is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Company or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or institutions who sell a minimum dollar amount of the shares of a particular class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus or payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Company has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. The Plan provides that the Company may compensate FMC in connection with the distribution of shares of the Portfolio. Such compensation may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Pursuant to the Plan, the Company may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions;
(vi) automatic investment of customer cash account balances in shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Company may request on behalf of shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

  The Plan does not obligate the Company to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Company will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Company.

  The Plan requires the officers of the Company to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

  With respect to the Cash Management Class, Private Investment Class,
Reserve Class and Resource Class the amount paid to dealers and financial institutions pursuant to the Plan for the fiscal year ended March 31, 2000 was $5,329, $213,129, $162,695 and $1,674, respectively, (or an amount equal to
0.25%, 0.08%, 0.80% and 0.16% of the average daily net assets of Cash
Management Class and Private Investment Class, respectively). With respect to the Cash Management Class and Private Investment Class, FMC received $127,273 as compensation pursuant to the Plan for the fiscal year ended March 31, 2000.

  As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Company and the holders of shares of the applicable classes of the Portfolio. Anticipated benefits that may result from the Plan are: (i) FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his or her account for the purpose of effecting executions of purchase and redemption orders; (ii) FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (iii) a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio; and (iv) a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio.

  The Plan, unless sooner terminated in accordance with its terms, shall continue in effect as to each applicable class from year to year as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

  FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Charles T. Bauer, a Director and Chairman of the Company, and Robert H. Graham, a Director and President of the Company, own shares of AMVESCAP PLC.

  The Plan may be terminated as to a particular class of the Portfolio by vote of a majority of the Qualified Directors, or by vote of a majority of the holders of the outstanding voting securities of such class. Any change in the Plan that would increase materially the distribution expenses paid by an applicable class requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

  The Plan complies with the Conduct Rules of the National Association of Securities Dealers, Inc. and provides for payment of a service fee to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of each applicable class of the Portfolio, in amounts of up to 0.25% of the average net assets of such class of the Portfolio attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments to FMC would be characterized as an asset-based sales charge pursuant to the amended Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each applicable class.

BANKING REGULATIONS

  On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. This Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies and broker-dealers. Various provisions of this Act became effective immediately, and others will become effective through November 2000. While the ultimate effect of such legislation is unclear, financial holding companies and their affiliated bank and financial subsidiaries will be able to participate in the distribution of mutual fund shares.

  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Dividends with respect to each class of the Portfolio are declared to shareholders of record immediately after 3:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of a particular class is effective, provided that the purchase order has been accepted prior to 3:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AFS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 12:30 p.m. Central time on that day and redemption proceeds have not been wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 3:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.

  Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to the AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern time on that day.

  The dividend accrued and paid for each class of shares of the Portfolio will consist of: (a) interest accrued and original issue discount earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class's pro rata share of the total shares outstanding which relate to the Portfolio, less (b) Company expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

  Should the Company incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in each Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in each Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least (a) 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (b) 90% of its tax-exempt income (net of allocable expenses and amortized bond premium) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

  In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

  If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. Undistributed tax-exempt interest on Municipal Securities is not subject to the excise tax. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

DISTRIBUTIONS

  The Portfolio intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Portfolio's taxable year at least 50% of the Portfolio's total assets consists of Municipal Securities, which are exempt from federal income tax. Distributions from the Portfolio will constitute exempt-interest dividends to the extent of the Portfolio's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Portfolio are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Portfolio of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed below.

  AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" Municipal Securities issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all Municipal

Securities, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. Pursuant to the Taxpayer Relief Act of 1997, certain small corporations are wholly exempt from the AMT.

  Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Portfolio is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Portfolio. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends paid by the Portfolio which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

  The Portfolio anticipates distributing substantially all of its investment company taxable income, if any, for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the dividends-received deduction for corporations.

  The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss), if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Realized market discount on Municipal Securities purchased after April 30, 1993, will be treated as ordinary income and not as capital gain.

  Distributions by the Portfolio that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another AIM Fund). Shareholders electing to reinvest a distribution in additional shares will be treated as receiving a distribution in an amount equal to the net asset value of the shares acquired, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, if any, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

  Shareholders will be advised annually as to the federal income tax status of distributions made during the year. Shareholders are advised to consult with their tax advisors concerning the impact of the Code on their investments in the Company, and concerning the application of state, local and foreign taxes to investments in the Company, which may differ significantly from the federal income tax consequences described above.

FOREIGN SHAREHOLDERS

  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including short-term capital gains) and return of capital distributions will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends (if any) and exempt-interest dividends.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends (if any) and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions (other than exempt-interest dividends) that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Recently proposed regulations may change information provided here. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

  Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service (IRS) for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or transfer agent.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on July 28, 2000. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

  Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

                             FINANCIAL STATEMENTS

                                      FS

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Tax-Free Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Cash Reserve Portfolio (a Portfolio of Tax-Free Investments Co.), including the schedule of investments, as of March 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Reserve Portfolio as of March 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
May 1, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
March 31, 2000

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS -
  100.98%

ALABAMA - 1.49%

Alabama (State of) Water Pollution
 Control Authority;
 Refunding Series 1997 RB
  4.50%, 08/15/00(b)                      AAA    Aaa   $ 2,340 $    2,343,962
-----------------------------------------------------------------------------
Birmingham (City of) (YMCA-Birmingham);
 Public Park and Recreation Board VRD
 Series 1996 RB (LOC-Amsouth Bank of
 Alabama)
  4.00%, 06/01/16(c)                       --  VMIG-1    2,945      2,945,000
-----------------------------------------------------------------------------
Mobile (County of) Alabama Board School
 of Commissioners; Capital Outlay Series
 1996 Wts.
  4.75%, 03/01/01(b)                      AAA    Aaa     3,000      3,013,280
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Jefferson
 (County of) Sewer Improvement; Floating
 Rate Trust Certificates VRD
 Series 124 1999 Wts. RB
  3.98%, 07/01/08(b)(c)(d)                A-1c   --      1,400      1,400,000
-----------------------------------------------------------------------------
Northern Alabama Environmental
 Improvement Authority (Reynolds Metals
 Co.); VRD Series 1985 PCR (LOC-Bank of
 Nova Scotia)
  4.10%, 12/01/00(c)                       --    P-1     6,400      6,400,000
-----------------------------------------------------------------------------
                                                                   16,102,242
-----------------------------------------------------------------------------

ALASKA - 0.46%

Valdez Marine (BP Pipelines Inc.
 Project); Floating Rate Treasury VRD
 Series 1999 A28 Reg D Term RB
  4.05%, 12/01/25(c)(d)                    --  VMIG-1    5,000      5,000,000
-----------------------------------------------------------------------------

ARIZONA - 1.17%

Mesa Industrial Development Authority
 (Discovery Health Systems); VRD Series
 1999 B RB
  3.85%, 01/01/29(b)(c)                   A-1+ VMIG-1    2,700      2,700,000
-----------------------------------------------------------------------------
Pima (County of) Arizona Industrial
 Authority (Tuscon Electric Power Co.);
 Floating Monthly VRD Series 1982 RB
  3.90%, 12/01/22(c)                      A-1+ VMIG-1   10,000     10,000,000
-----------------------------------------------------------------------------
                                                                   12,700,000
-----------------------------------------------------------------------------

CALIFORNIA - 0.28%

Huntington Beach (City of) (Seabridge
 Villas Project); Floating Rate
 Multifamily Housing VRD Series 1985 A
 RB (LOC-Bank of America)
  4.00%, 02/01/10(c)                       --  VMIG-1    3,000      3,000,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
COLORADO - 3.19%

Colorado (State of) Health Facilities
 Authority (Catholic Health
 Initiatives); VRD Series 2000 B RB
  4.05%, 12/01/20(c)                      A-1  VMIG-1  $10,000 $   10,000,000
-----------------------------------------------------------------------------
Eagle Ranch Metro District Golf Course;
 VRD Series 1999 B RB
 (LOC-Societe Generale)
  3.95%, 10/15/18(c)                      A-1+   --      3,900      3,900,000
-----------------------------------------------------------------------------
Moffat (County of) (National Rural
 Utility Cooperative); VRD
 Series 1984 PCR
  3.95%, 07/01/10(c)                      A-1+ VMIG-1   14,700     14,700,000
-----------------------------------------------------------------------------
Pitkin (County of) Industrial
 Development (Aspen Skiing Co. Project);
 Refunding VRD Series 1994 A IDR (LOC-
 First National Bank)
  4.00%, 04/01/16(c)                      A-1+   --      5,890      5,890,000
-----------------------------------------------------------------------------
                                                                   34,490,000
-----------------------------------------------------------------------------

CONNECTICUT - 0.78%

Connecticut (State of) Development
 Authority (Corporation for Independent
 Living Project); Health Care VRD Series
 1990 RB (LOC-Chase Manhattan Bank)
  3.75%, 07/01/15(c)                       --  VMIG-1    3,334      3,334,000
-----------------------------------------------------------------------------
Connecticut (State of) (Transportation
 Infrastructure Purpose S-1); Special
 Tax Obligation VRD Series RB
  3.85%, 12/01/10(c)                      A-1+ VMIG-1    2,595      2,595,000
-----------------------------------------------------------------------------
Connecticut (State of) Special Tax
 Obligation (JP Morgan PUTTERS ); VRD
 Series 114 1999 A RB
  3.81%, 10/01/09(b)(c)(d)                 --  VMIG-1    2,464      2,464,000
-----------------------------------------------------------------------------
                                                                    8,393,000
-----------------------------------------------------------------------------

DELAWARE - 1.05%

University of Delaware; VRD Series 1998
 RB
  3.90%, 11/01/23(c)                      A-1+   --      9,500      9,500,000
-----------------------------------------------------------------------------
Wilmington (City of); Unlimited Tax
 Series 1990 GO
  6.75%, 05/15/00(b)(f)                   AAA    Aaa     1,815      1,858,680
-----------------------------------------------------------------------------
                                                                   11,358,680
-----------------------------------------------------------------------------

FLORIDA - 7.18%

Capital Trust Agency (Reliance Community
 Revitalization Project); Multifamily
 Housing VRD Series RB
  4.00%, 12/01/32(b)(c)                   A-1+   --     51,631     51,631,000
-----------------------------------------------------------------------------
Gulf Breeze (City of) Healthcare
 Facilities (Heritage Health Care
 Project); VRD Series 1999 RB
  4.00%, 01/01/24(b)(c)                    --  VMIG-1    7,000      7,000,000
-----------------------------------------------------------------------------
Jacksonville (City of) Capital Project;
 VRD Series 1999 2 RB
  3.95%, 10/01/22(b)(c)                   A-1    --     10,950     10,950,000
-----------------------------------------------------------------------------
Palm Beach (County of) (Jewish Community
 Campus Project); VRD Series 2000 RB
 (LOC-Northern Trust Co.)
  3.90%, 03/01/30(c)                      A-1+   --      4,000      4,000,000
-----------------------------------------------------------------------------
Seminole (County of) Florida School
 District; Series 1999 TAN
  4.00%, 07/28/00                          --   MIG-1    4,000      4,001,054
-----------------------------------------------------------------------------
                                                                   77,582,054
-----------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
GEORGIA - 3.79%

Cobb (County of) Development Authority
 (Institute of Nuclear Power Operations);
 VRD Series 1998 IDR (LOC-Suntrust Bank)
  3.95%, 02/01/13(c)                        --     Aa3   $ 4,970 $    4,970,000
-------------------------------------------------------------------------------
Cobb (County of) Georgia School District;
 Ltd. Tax Series 2000 GO
  4.38%, 12/29/00                           --    MIG-1    5,000      5,014,606
-------------------------------------------------------------------------------
Cobb (County of) Kennestone Hospital
 Authority (Equipment Pool Project);
 Anticipation Certificates
 VRD Series 1999 RB
  4.00%, 04/01/26(b)(c)                    A-1+  VMIG-1   15,000     15,000,000
-------------------------------------------------------------------------------
Decatur County Bainbridge Industrial
 Development Authority
 (Kaiser Agriculture Chemical Inc.
 Project); VRD Series 1985 IDR (LOC-
 Harris Trust & Savings Bank)
  3.90%, 12/01/02(c)(e)                     --     --      2,100      2,100,000
-------------------------------------------------------------------------------
Dekalb (County of) Private Hospital
 Authority (Egleston Childrens Hospital
 at Emory University); VRD Series 1994 A
 RAN (LOC-Suntrust Bank)
  3.85%, 03/01/24(c)                       A-1+  VMIG-1    2,371      2,371,000
-------------------------------------------------------------------------------
Floyd (County of) Development Authority
 (Shorter College Project); VRD Series
 1998 RB (LOC-Suntrust Bank)
  4.00%, 06/01/17(c)                       A-1+    --      4,000      4,000,000
-------------------------------------------------------------------------------
Fulton (County of) Georgia Development
 Authority Educational Facilities
 (Friends of High Meadows Project); VRD
 Series 2000 RB
  3.95%, 01/01/20(c)                       A-1+    --      4,000      4,000,000
-------------------------------------------------------------------------------
Gwinnett (County of) Housing Authority
 (Post Chase Project); Multifamily
 Housing VRD Series 1997 RB
  3.90%, 06/01/25(c)                       A-1+    --      3,500      3,500,000
-------------------------------------------------------------------------------
                                                                     40,955,606
-------------------------------------------------------------------------------

IDAHO - 0.28%

Idaho (State of); Unlimited Tax Series
 1999 TAN
  4.25%, 06/30/00                          SP-1+  MIG-1    3,000      3,006,058
-------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
ILLINOIS - 13.64%

Bear Stearns Municipal Securities Trust
 Certificates (Illinois Sales Tax); Class
 A VRD Series 1998-25 RB
  3.98%, 03/15/07(c)(d)                     A-1    --    $10,000 $   10,000,000
-------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust
 Certificates (Illinois State Toll Highway
 Authority); Class A VRD Series 1998-67 RB
  3.98%, 02/15/12(b)(c)(d)                  A-1    --     11,700     11,700,000
-------------------------------------------------------------------------------
Chicago (City of), Ltd. Tax Notes Series
 1999 GO (LOC-Westdeutsche Landesbank
 Girozentrale)
  4.00%, 01/26/01                           A-1+ VMIG-1   10,000     10,000,000
-------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East Peoria
 Partnership Project); Multifamily Housing
 VRD Series 1983 RB
 (LOC-Bank of Nova Scotia)
  4.15%, 06/01/08(c)                         --    Aa3     5,085      5,085,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (American College of Surgeons Project);
 Tax Exempt VRD Series 1996 RB
 (LOC-Northern Trust Co.)
  3.95%, 08/01/26(c)                        A-1+   --      7,917      7,917,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Chicago Commons Association Project);
 VRD Series 1999 RB (LOC-Bank of America)
  4.00%, 01/01/29(c)                        A-1+   --      5,500      5,500,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Program); VRD Series
 2000 B (LOC-Harris Trust & Savings Bank)
  4.00%, 06/30/00(c)                        A-1+   --      6,990      6,990,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Local Government Financing Program); VRD
 Series 1999 A RB
  4.00%, 09/01/29(b)(c)                      --  VMIG-1   10,000     10,000,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Metropolitan Family Services); VRD
 Series 1999 RB (LOC-Bank of America)
  4.00%, 01/01/29(c)                        A-1+   --      9,700      9,700,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (The Uno-Ven Co. Project); Refunding VRD
 Series 1994 PCR
  3.95%, 09/01/08(c)                        A-1    P-1     6,900      6,900,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (The Adler Planetarium);
 VRD Series 1997 RB (LOC-Bank of America)
  3.90%, 04/01/31(c)                        A-1+   --      4,400      4,400,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Blessing Hospital); VRD Series 1999 B RB
  4.00%, 11/15/29(b)(c)                     A-1  VMIG-1   17,000     17,000,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Illinois - (continued)

Illinois Health Facilities Authority
 (Northwestern Memorial Hospital); VRD
 Series 1995 RB
  4.00%, 08/15/25(c)                       A-1+  VMIG-1  $ 2,400 $    2,400,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Proctor Hospital Project); VRD Series
 1996 RB
  3.95%, 01/01/12(c)                        A-1    --      3,200      3,200,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Resurrection Health Care);
 VRD Series 1999 B RB
  3.95%, 05/15/29(c)                       A-1+  VMIG-1   13,615     13,615,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority;
 Revolving Fund Pooled VRD Series 1985 D
 RB (LOC-Bank One Illinois N.A.)
  3.90%, 08/01/15(c)                        A-1  VMIG-1    4,200      4,200,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Swedish Covenant Hospital); Refunding
 VRD Series 1998 A RB
  3.85%, 08/15/27(c)                        A-1  VMIG-1    2,100      2,100,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority (The
 University of Chicago Hospitals); VRD
 Series 1998 RB
  4.00%, 08/01/26(c)                        A-1  VMIG-1    7,795      7,795,000
-------------------------------------------------------------------------------
Illinois (State of) Regional
 Transportation Authority (Cook Dupage
 Lake Co.); Refunding Unlimited Tax
 Series 1999 GO
  5.00%, 06/01/00(b)                        AAA    Aaa     4,990      5,000,891
-------------------------------------------------------------------------------
University of Illinois; MERLOTS VRD
 Series 2000 S RB
  4.05%, 04/01/30(b)(c)(d)                  --   VMIG-1    3,900      3,900,000
-------------------------------------------------------------------------------
                                                                    147,402,891
-------------------------------------------------------------------------------

INDIANA - 3.60%

Auburn (City of) (Sealed Power Corp.
 Project); Economic Development VRD
 Series 1985 RB (LOC-NBD Bank)
  3.90%, 07/01/10(c)                        --   VMIG-1    1,200      1,200,000
-------------------------------------------------------------------------------
Indiana Health Facility Financing
 Authority (Ascension Health Credit); VRD
 Series 1999 B RB
  3.90%, 11/15/39(c)                       A-1+  VMIG-1   13,200     13,200,000
-------------------------------------------------------------------------------
Indiana State Development Finance
 Authority (USX Corp. Project); Refunding
 Environmental Improvement Series 1998 RB
 (LOC-Scotia Bank)
  4.05%, 10/05/00(f)                        A-1  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
Indiana (State of); Bond Bank Notes
  4.75%, Series 2000 A-1 07/26/00          SP-1+  MIG-1    6,000      6,016,016
-------------------------------------------------------------------------------
  4.75%, Series 2000 A-2 01/18/01          SP-1+  MIG-1   10,000     10,046,123
-------------------------------------------------------------------------------
Indianapolis (City of); Local Public
 Improvement Bond Bank Notes Series 1999
 G
  4.50%, 07/10/00                          SP-1+   --      3,450      3,455,533
-------------------------------------------------------------------------------
                                                                     38,917,672
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
IOWA - 0.65%

Iowa School Corporation (Iowa School Cash
 Anticipation Program);
 Warrant Certificates
  4.00%, Series 1999 A 06/23/00(b)         SP-1+  MIG-1  $ 2,000 $    2,003,379
-------------------------------------------------------------------------------
  4.75%, Series 2000 02/01/01(b)           SP-1+  MIG-1    5,000      5,028,092
-------------------------------------------------------------------------------
                                                                      7,031,471
-------------------------------------------------------------------------------


KANSAS - 0.15%
Olathe (City of); Unlimited Tax Series
 194 1999 GO
  3.75%, 04/01/00(b)                        AAA    Aaa     1,660      1,660,048
-------------------------------------------------------------------------------

KENTUCKY - 1.30%

Kentucky Interlocal School Transportation
 Association; Series 1999 TRAN
  4.00%, 06/30/00                          SP-1+  MIG-1   14,000     14,015,482
-------------------------------------------------------------------------------

LOUISIANA - 0.65%

Louisiana Public Facilities Authority
 (Christus Health); Series 1999 B
 Commercial Paper Notes
  3.65%, 04/06/00(b)                        A-1  VMIG-1    7,000      7,000,000
-------------------------------------------------------------------------------

MARYLAND - 2.36%

Anne Arundel (County of) Maryland; GO
 Commercial Paper Notes
  4.05%, 07/07/00                          A-1+    P-1     8,000      8,000,000
-------------------------------------------------------------------------------
Maryland Health & Higher Educational
 Facilities Authority Pooled Loan
 Program; VRD Series 1994 D
 (LOC-Bank of America NA)
  3.95%, 01/01/29(c)                       A-1+    --      9,255      9,255,000
-------------------------------------------------------------------------------
Morgan Stanley Float Program, Washington
 Suburban Sanitary District; Floating
 Rate Trust Certificates Unlimited Tax
 VRD Series 246 GO
  4.01%, 06/01/09(c)(d)                     --   VMIG-1    8,305      8,305,000
-------------------------------------------------------------------------------
                                                                     25,560,000
-------------------------------------------------------------------------------

MASSACHUSETTS - 0.23%

Worcester Massachusetts Municipal Purpose
 Loan; Ltd. Tax Series 1998 B GO
  4.50%, 11/01/00(b)                        AAA    Aaa     2,510      2,517,043
-------------------------------------------------------------------------------

MICHIGAN - 5.22%

Bear Stearns Municipal Securities Trust
 Certificates, Detroit (City of) Sewage
 Disposal Systems; VRD Series 1999-81
 Class A RB
  3.98%, 10/01/02(b)(c)(d)(f)               A-1    --     15,000     15,000,000
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Michigan - (continued)

Dearborn Michigan Economic Development
 (Henry Ford Village Inc.); Ltd. Tax
 Obligation VRD Series 1998 RB
 (LOC-Comerica Bank)
  3.95%, 10/01/23(c)(e)                   --     --    $10,000 $   10,000,000
-----------------------------------------------------------------------------
Detroit (City of) Water Supply System;
 Sr. Lien MERLOTS VRD Series 2000 D
  4.05%, 07/01/29(b)(c)(d)                --   VMIG-1   10,000     10,000,000
-----------------------------------------------------------------------------
Jackson County Economic Development
 Corp. (Sealed Power Corp.); Economic
 Development Refunding VRD
 Series 1984 RB (LOC-NBD Bank)
  3.90%, 10/01/19(c)                      --   VMIG-1    1,000      1,000,000
-----------------------------------------------------------------------------
Michigan (State of); Municipal Bond
 Authority Series 1999 B-1 RB
  4.25%, 08/25/00                        SP-1+   --      2,000      2,005,000
-----------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible VRD
 Ltd. Obligation Series 1985 RB
 (LOC-Comerica Bank)
  3.80%, 10/01/15(c)                      --   VMIG-1    3,400      3,400,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Michigan
 State Hospital Finance Authority
 (Ascension Health); Floating Rate
 Trust Certificates VRD Series 98-180
  4.01%, 11/15/06(c)(d)                  A-1+c   --     15,000     15,000,000
-----------------------------------------------------------------------------
                                                                   56,405,000
-----------------------------------------------------------------------------

MINNESOTA - 2.02%

Metropolitan Council (Minneapolis-St.
 Paul Metro Area Transit); Unlimited
 Tax Series 2000 A GO
  5.00%, 02/01/01                         AAA    Aaa     2,250      2,263,879
-----------------------------------------------------------------------------
Rochester Health Care Facility;
 Commercial Paper Notes
  3.90%, 05/04/00                        A-1+    --      9,600      9,600,000
-----------------------------------------------------------------------------
Rochester Health Care Facility (Mayo
 Foundation); Series 2000 C Commercial
 Paper Notes
  3.70%, 05/25/00                        A-1+    --     10,000     10,000,000
-----------------------------------------------------------------------------
                                                                   21,863,879
-----------------------------------------------------------------------------

MISSISSIPPI - 1.11%

Mississippi (State of) Hospital
 Equipment & Facility Authority;
 Commercial Paper Notes (North
 Mississippi Health Services Series);
  3.90%, 05/16/00                        A-1+  VMIG-1   12,000     12,000,000
-----------------------------------------------------------------------------

MISSOURI - 1.74%

Bear Stearns Municipal Securities Trust
 Certificates, Health & Educational
 Facilities of Missouri; 1998-41 Class
 A VRDN Series (SSM Healthcare)
  3.98%, 08/01/05(b)(c)(d)               A-1+c   --     13,835     13,835,000
-----------------------------------------------------------------------------
Missouri Health & Educational
 Facilities Authority (Washington
 University); VRD Series 2000 C RB
  4.00%, 03/01/40(c)                     A-1+  VMIG-1    5,000      5,000,000
-----------------------------------------------------------------------------
                                                                   18,835,000
-----------------------------------------------------------------------------

                                              RATING(a)     PAR
                                             S&P  MOODY'S  (000)      VALUE
NEW MEXICO - 0.93%

New Mexico (State of); Series 1999 TRAN
  4.00%, 06/30/00                           SP-1+  MIG-1  $10,000 $   10,018,321
--------------------------------------------------------------------------------

NEW YORK - 9.85%

Eagle Tax Exempt Trust; Class A COP(d)
  3.96%, VRD Series 1993 E 08/01/06(c)      A-1+c   --     15,000     15,000,000
--------------------------------------------------------------------------------
  3.96%, VRD Series 1993 F 08/01/06(c)      A-1+c   --     20,850     20,850,000
--------------------------------------------------------------------------------
  3.96%, VRD Series 943901 06/15/07(b)(c)   A-1+c   --     15,175     15,175,000
--------------------------------------------------------------------------------
  3.96%, VRD Series 97C4702 01/01/20(c)     A-1+c   --      9,900      9,900,000
--------------------------------------------------------------------------------
  3.96%, VRD Series 964703
  07/01/11(b)(c)(g)                         A-1+c   --      5,870      5,870,000
--------------------------------------------------------------------------------
  3.96%, VRD Series 97C4703 01/01/01(c)(g)  A-1+c   --     11,295     11,295,000
--------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston Water and
 Sewer);
 VRD Series 974305 Class A
  3.96%, 12/01/27(b)(c)(d)                  A-1+c   AAA    14,005     14,005,000
--------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington State);
 VRD Series 984701
 Class A
  3.96%, 05/01/18(c)(d)                     A-1+c   --     14,400     14,400,000
--------------------------------------------------------------------------------
                                                                     106,495,000
--------------------------------------------------------------------------------

NORTH CAROLINA - 2.32%

Beaufort (County of) Industrial Facilities
 & Pollution Control Financing Authority
 (Texas Gulf Inc.); Series 1982 PCR
 (LOC-UBS AG)
  4.30%, 09/01/00(f)                         AA+    Aa1     5,000      5,000,000
--------------------------------------------------------------------------------
Mecklenburg (County of) (The YMCA); Lease
 VRD Series 1996 RB (LOC-Wachovia Bank of
 North Carolina)
  4.00%, 02/01/16(c)                        A-1+    --      4,900      4,900,000
--------------------------------------------------------------------------------
North Carolina Medical Care Community
 Hospital (ACES Pooled Financing Project);
 VRD Series 1985 RB
  3.85%, 12/01/25 (b)(c)                     A-1  VMIG-1   15,150     15,150,000
--------------------------------------------------------------------------------
                                                                      25,050,000
--------------------------------------------------------------------------------

OHIO - 0.19%

Marion (County of) (Pooled Lease Program);
 Hospital Improvement VRD Series 1992 RB
 (LOC-Bank One Akron NA)
  3.97%, 10/01/22(c)                         A-1    --      1,165      1,165,000
--------------------------------------------------------------------------------
Ohio Housing Financing Agency (Kenwood
 Congregate Retirement Community Project);
 Multifamily Housing VRD Series 1985 RB
 (LOC-Morgan Guaranty Trust)
  3.95%, 12/01/15(c)                         --   VMIG-1      856        856,000
--------------------------------------------------------------------------------
                                                                       2,021,000
--------------------------------------------------------------------------------

OKLAHOMA - 2.90%

Oklahoma Development Financing Authority
 (Oklahoma Hospital Association); VRD
 Series 1999 A RB
  4.00%, 06/01/29(b)(c)                     A-1+    --     20,000     20,000,000
--------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Oklahoma - (continued)

Oklahoma (State of) Water Reserve Board
 (State Loan Program);
  4.10%, VRD Series 1999 RB
  09/01/00(b)(c)(f)                        A-1+c   --    $ 4,000 $    4,000,000
-------------------------------------------------------------------------------
  4.05%, VRD Series 1995 RB
  09/01/24(b)(c)(f)                        A-1+    --      7,370      7,370,000
-------------------------------------------------------------------------------
                                                                     31,370,000
-------------------------------------------------------------------------------

OREGON - 0.46%

Oregon State Housing & Community Services
 Department; Single Family Mortgage
 Series 1999 C RB
  3.15%, 04/13/00                           --    MIG-1    5,000      5,000,000
-------------------------------------------------------------------------------

PENNSYLVANIA - 6.09%

Allegheny (County of); Refunding
 Unlimited Tax VRD Series 2000
 C-50 GO
  3.65%, 05/01/27(b)(c)                    A-1+c VMIG-1   35,045     35,045,000
-------------------------------------------------------------------------------
Bucks (County of) Industrial Development
 Authority (Christian Life Center
 Project); VRD Series 1999 RB
 (LOC-First Union National Bank)
  3.95%, 09/01/19(c)(e)                     --     --      3,535      3,535,000
-------------------------------------------------------------------------------
Delaware County Industrial Development
 Authority (Henderson-Radnor Joint
 Venture Project); Ltd. Obligation VRD
 Series 1985 IDR
 (LOC-First Union National Bank)
  4.15%, 04/01/15(c)                        --     Aa3       720        720,000
-------------------------------------------------------------------------------
Emmaus General Authority (State Loan
 Program); VRD Series 2000 A RB
  4.00%, 03/01/30(b)(c)                     A-1    --      5,000      5,000,000
-------------------------------------------------------------------------------
Franklin (County of) Industrial
 Development Authority (Chambersburg
 Hospital); Health Care VRD
 Series 2000 RB
  3.96%, 12/01/24(b)(c)                     A-1    Aaa     5,500      5,500,000
-------------------------------------------------------------------------------
Lancaster (County of) Hospital Authority
 (Bretheren Village Health Center); VRD
 Series 2000 RB (LOC-Suntrust Bank)
  3.94%, 06/15/20(c)                       A-1+    --      7,825      7,825,000
-------------------------------------------------------------------------------
Lancaster (County of); Unlimited Tax VRD
 Series 2000 GO
  3.94%, 05/01/30(b)(c)                    A-1+    Aaa     3,700      3,700,000
-------------------------------------------------------------------------------
York (City of) General Authority; Pooled
 Financing VRD Series 1996 RB
 (LOC-First Union National Bank)
  3.95%, 09/01/26(c)                        A-1    --      4,481      4,481,000
-------------------------------------------------------------------------------
                                                                     65,806,000
-------------------------------------------------------------------------------

SOUTH CAROLINA - 2.47%

South Carolina (State of) Jobs Economic
 Development Authority (The Methodist
 Home Project); Health Facilities VRD
 Series 1994 RB (LOC-Bank of America NA)
  4.05%, 12/01/14(c)                       A-1+    --      5,200      5,200,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
South Carolina - (continued)

South Carolina (State of) Public Service
 Authority (Santee Cooper); Commercial
 Paper Notes
  3.55%, 04/10/00                           A-1+   P-1   $15,000 $   15,000,000
-------------------------------------------------------------------------------
South Carolina (State of) Public Service
 Authority; MERLOTS VRD Series 2000 L RB
  4.05%, 01/01/22(b)(c)(d)                   --  VMIG-1    6,500      6,500,000
-------------------------------------------------------------------------------
                                                                     26,700,000
-------------------------------------------------------------------------------

TENNESSEE - 4.07%

Clarksville Public Building Authority
 (Pooled Financing Municipal Building
 Funding); VRD Series 1999 RB
 (LOC-Bank of America NA)
  4.00%, 06/01/29(c)                         --  VMIG-1   20,450     20,450,000
-------------------------------------------------------------------------------
Hamilton (County of) (Tennessee Aquarium);
 VRD Series 1999 RB
  4.00%, 07/01/21(c)                        A-1+   --      5,500      5,500,000
-------------------------------------------------------------------------------
Industrial Development Board of the
 Metropolitan Government of Nashville and
 Davidson Counties (Amberwood, Ltd.
 Project); Multifamily Housing Refunding
 IDR (LOC-Commerzbank AG)
  4.16%, VRD Series 1993 A 07/01/13(c)      A-1+ VMIG-1    2,095      2,095,000
-------------------------------------------------------------------------------
  4.16%, VRD Series 1993 B 07/01/13(c)      A-1+ VMIG-1    1,790      1,790,000
-------------------------------------------------------------------------------
Sevier (County of) Public Building
 Authority (Local Government Public
 Improvement);
  4.00%, VRD Series 2000 IV B-6 RB
  06/01/20(b)(c)                             --  VMIG-1    7,700      7,700,000
-------------------------------------------------------------------------------
  4.00%, VRD Series 1999 IV A-2 RB
  06/01/25(b)(c)                             --  VMIG-1    6,500      6,500,000
-------------------------------------------------------------------------------
                                                                     44,035,000
-------------------------------------------------------------------------------

TEXAS - 15.98%

Austin (City of) (Travis & Williamson
 Counties); Combined Utility Systems
 Series 1998 A Commercial Paper Notes
  3.85%, 04/17/00                           A-1+   P-1    22,344     22,344,000
-------------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
 Authority (Fountainhead Apartments);
 Refunding Multifamily Housing VRD
 Series 1996 RB
  3.90%, 09/15/26(c)                        A-1+   --     11,621     11,621,000
-------------------------------------------------------------------------------
Bowie (County of) Texas Industrial
 Development Corp. (Wehco Media Inc.); VRD
 Series 1985 IDR (LOC-Bank of New York)
  4.05%, 11/01/25(c)                        A-1+   --      3,500      3,500,000
-------------------------------------------------------------------------------
Dallas Area Rapid Transit (DART); Sales
 Tax Revenue Commercial Paper Notes Series
 1998 B
 (LOC-Westdeutsche Landesbank Girozentrale)
  3.90%, 05/08/00                           A-1+   P-1     5,513      5,513,000
-------------------------------------------------------------------------------
Dallas (City of) Water & Sewer; Commercial
 Paper Notes
  3.85%, 04/04/00                           A-1+   P-1    18,482     18,482,000
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Texas - (continued)

Harris County Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); Blood Center
 VRD Series 1992 RB
 (LOC-Texas Commerce Bank NA)
  3.90%, 04/01/17(c)                     A-1+    --    $ 3,050 $    3,050,000
-----------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Methodist Hospital
 Project); Hospital VRD Series 1994 RB
  3.95%, 12/01/25(b)(c)                  A-1+    --      4,700      4,700,000
-----------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (The YMCA-Houston);
 VRD Series 1999 RB
 (LOC-Bank One Texas NA)
  4.00%, 07/01/34(c)                      --   VMIG-1    5,600      5,600,000
-----------------------------------------------------------------------------
Harris (County of) Toll Road; Refunding
 Sub Lien Unlimited Tax
 Series 1995 A GO
  6.00%, 08/15/00                         AA   VMIG-1    2,470      2,490,800
-----------------------------------------------------------------------------
Houston (City of) Water and Sewer
 Systems; Floating Rate Treasury VRD
 Series A29 1999 Reg D RB
  4.00%, 12/01/15(b)(c)(d)                --   VMIG-1    4,300      4,300,000
-----------------------------------------------------------------------------
Houston (City of) Water and Sewer
 Systems; Series A Commercial Paper
 Notes
  3.90%, 05/22/00                         A-1    P-1    20,000     20,000,000
-----------------------------------------------------------------------------
Plano Texas; Refunding & Improvement
 Ltd. Tax Series 1992 GO
  5.20%, 09/01/00(b)                      AAA    Aaa     5,000      5,026,998
-----------------------------------------------------------------------------
San Antonio (City of) Texas Water;
 Refunding Series 1992 RB
  5.90%, 05/15/00(b)                      AAA    Aaa     2,050      2,055,652
-----------------------------------------------------------------------------
San Antonio (City of) Texas Electric &
 Gas System; Refunding Series 1991 B RB
  5.00%, 02/01/01(g)                      AA     Aa1     2,250      2,263,540
-----------------------------------------------------------------------------
San Antonio (City of) Texas Electric &
 Gas System; Series A Commercial Paper
 Notes
  3.95%, 05/11/00                        A-1+    P-1    12,500     12,500,000
-----------------------------------------------------------------------------
Texas (State of) Public Finance
 Authority; Series 1993 A GO
 Commercial Paper Notes
  3.60%, 04/10/00                        A-1+    P-1    13,800     13,800,000
-----------------------------------------------------------------------------
  3.80%, 06/12/00                        A-1+    P-1     9,195      9,195,000
-----------------------------------------------------------------------------
Texas (State of); Series 1999 A TRAN
  4.50%, 08/31/00                        SP-1+  MIG-1   24,000     24,076,891
-----------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers, Inc.
 Project); (LOC-Comerica Bank)
  3.95%, VRD
  Series 1985 A IDR 11/01/05(c)           A-1    --        500        500,000
-----------------------------------------------------------------------------
  3.95%, VRD
  Series 1985 B IDR 11/01/05(c)           A-1    --      1,650      1,650,000
-----------------------------------------------------------------------------
                                                                  172,668,881
-----------------------------------------------------------------------------

                                          RATING(a)     PAR
                                         S&P  MOODY'S  (000)      VALUE
UTAH - 0.32%

Intermountain Power Agency, Utah Power
 Supply; VRD Series 1985 E RB
  4.08%, 09/15/00(b)(c)(f)               A-1+ VMIG-1  $ 2,500 $    2,500,000
-----------------------------------------------------------------------------
Utah Associated Municipal Power System
 (The Hunter Project);
 Refunding Series 1994 RB
  4.35%, 07/01/00(b)                     AAA    Aaa     1,000      1,001,835
-----------------------------------------------------------------------------
                                                                   3,501,835
-----------------------------------------------------------------------------

VIRGINIA - 1.18%

Alexandria Industrial Development
 Authority (Pooled Loan Program); VRD
 Series 1996 A RB
 (LOC-Bank of America NA)
  4.00%, 07/01/26(c)                     A-1+   --     12,710     12,710,000
-----------------------------------------------------------------------------

WISCONSIN - 0.49%

Wausau (City of) School District;
 Series 1999 BAN
  3.45%, 06/01/00                         --   MIG-1        4            395
-----------------------------------------------------------------------------
Wisconsin Health & Educational
 Facilities Authority (Ascension
 Health); Credit Series 1999 A RB
  4.50%, 11/15/00                         AA    Aa2     2,285      2,290,447
-----------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax
 Series 1996 A GO
  5.00%, 05/01/00                         AA    Aa2     3,000      3,002,359
-----------------------------------------------------------------------------
                                                                   5,293,201
-----------------------------------------------------------------------------

WYOMING - 1.39%

Uinta (County of) (Chevron USA Inc.
 Project); Refunding VRD
 Series 1993 PCR
  3.85%, 08/15/20(c)                      --    P-1    15,000     15,000,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.98% (Cost
$1,091,465,364)(h)                                             1,091,465,364
-----------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.98%)                          (10,557,921)
=============================================================================
NET ASSETS - 100.00%                                          $1,080,907,443
=============================================================================

INVESTMENT ABBREVIATIONS:
 BAN     Bond Anticipation Notes
 COP     Certificates of Participation
 GO      General Obligation Bonds
 Gtd.    Guaranteed
 IDR     Industrial Development Revenue Bonds
 LOC     Letter of Credit
 Ltd.    Limited
 MERLOTS Municipal Exempt Receipts Liquidity Optional Tender
 PCR     Pollution Control Revenue Bonds
 PUTTERS Putable Tax Exempt Receipts
 RAN     Revenue Anticipation Notes
 RB      Revenue Bonds
 Sr.     Senior
 Sub.    Subordinate
 TAN     Tax Anticipation Notes
 TRAN    Tax and Revenue Anticipation Notes
 VRD     Variable Rate Demand
 Wts.    Warrants

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are not covered by Independent Auditor's Report.
(b) Secured by bond insurance provided by one of the following companies:
    AMBAC, FGIC, FSA or MBIA.
(c) Demand security, payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 03/31/00.
(d) The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
(e) Unrated; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(f) Subject to an irrevocable call or mandatory put by the issuer. Value and maturity date reflect such call or put.
(g) Secured by an escrow fund of U.S. Treasury obligations.
(h) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2000

ASSETS:
Investments, at value (amortized cost)                        $1,091,465,364
----------------------------------------------------------------------------
Cash                                                              19,324,736
----------------------------------------------------------------------------
Receivables for:
 Investments sold                                                  5,386,833
----------------------------------------------------------------------------
 Interest                                                          7,468,060
----------------------------------------------------------------------------
Investment for deferred compensation plan                             52,247
----------------------------------------------------------------------------
Other assets                                                          85,930
----------------------------------------------------------------------------
 Total assets                                                  1,123,783,170
----------------------------------------------------------------------------
LIABILITIES:
Payables for:
 Investments purchased                                            39,303,187
----------------------------------------------------------------------------
 Dividends                                                         3,214,030
----------------------------------------------------------------------------
 Deferred compensation                                                52,247
----------------------------------------------------------------------------
Accrued administrative services fees                                  13,422
----------------------------------------------------------------------------
Accrued advisory fees                                                109,738
----------------------------------------------------------------------------
Accrued transfer agent fees                                           28,476
----------------------------------------------------------------------------
Accrued distribution fees                                             33,399
----------------------------------------------------------------------------
Accrued operating expenses                                           121,228
----------------------------------------------------------------------------
 Total liabilities                                                42,875,727
----------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $1,080,907,443
============================================================================
NET ASSETS:
 Institutional Class                                          $  964,396,339
============================================================================
 Private Investment Class                                     $   83,453,671
============================================================================
 Cash Management Class                                        $    6,177,627
============================================================================
 Reserve Class                                                $   23,283,221
============================================================================
 Resource Class                                               $    3,596,585
============================================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Institutional Class:
 Authorized                                                    3,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                     964,394,960
============================================================================
Private Investment Class:
 Authorized                                                    1,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                      83,450,956
============================================================================
Cash Management Class:
 Authorized                                                    1,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                       6,177,545
============================================================================
Reserve Class:
 Authorized                                                    1,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                      23,281,300
============================================================================
Resource Class:
 Authorized                                                    1,000,000,000
----------------------------------------------------------------------------
 Outstanding                                                       3,596,950
============================================================================
Net asset value, offering and redemption price per share for
 all classes                                                           $1.00
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended March 31, 2000

INVESTMENT INCOME:
Interest income                                       $38,158,829
------------------------------------------------------------------
EXPENSES:
Advisory fees                                           2,457,696
------------------------------------------------------------------
Administrative services fees                              142,533
------------------------------------------------------------------
Transfer agent fees                                       182,602
------------------------------------------------------------------
Custodian fees                                             55,569
------------------------------------------------------------------
Directors' fees                                            12,545
------------------------------------------------------------------
Distribution Fees:
 Private Investment Class                                 426,258
------------------------------------------------------------------
 Cash Management Class                                      6,661
------------------------------------------------------------------
 Reserve Class                                            203,369
------------------------------------------------------------------
 Resource Class                                             2,093
------------------------------------------------------------------
Registration and filing fees                              217,249
------------------------------------------------------------------
Other expenses                                            151,148
------------------------------------------------------------------
  Total expenses                                        3,857,723
------------------------------------------------------------------
Less: Fees waived and expenses assumed                 (1,207,670)
------------------------------------------------------------------
  Net expenses                                          2,650,053
------------------------------------------------------------------
Net investment income                                  35,508,776
------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (532)
------------------------------------------------------------------
Net increase in net assets resulting from operations  $35,508,244
==================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended March 31, 2000 and 1999

                                                   2000            1999
                                              --------------  --------------
OPERATIONS:
 Net investment income                        $   35,508,776  $   34,628,129
-----------------------------------------------------------------------------
 Net realized gain (loss) on sales of
  investments                                           (532)          8,745
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                   35,508,244      34,636,874
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Class                             (32,180,120)    (32,079,516)
-----------------------------------------------------------------------------
 Private Investment Class                         (2,570,746)     (2,486,438)
-----------------------------------------------------------------------------
 Cash Management Class                              (218,513)        (62,175)
-----------------------------------------------------------------------------
 Reserve Class                                      (505,734)             --
-----------------------------------------------------------------------------
 Resource Class                                      (33,663)             --
-----------------------------------------------------------------------------
Capital stock transactions - net:
 Institutional Class                            (108,197,093)    175,685,921
-----------------------------------------------------------------------------
 Private Investment Class                         (7,153,879)     10,142,224
-----------------------------------------------------------------------------
 Cash Management Class                              (961,187)      7,138,732
-----------------------------------------------------------------------------
 Reserve Class                                    23,281,300              --
-----------------------------------------------------------------------------
 Resource Class                                    3,596,950              --
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets        (89,434,441)    192,975,622
-----------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                           1,170,341,884     977,366,262
-----------------------------------------------------------------------------
 End of period                                $1,080,907,443  $1,170,341,884
=============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in):
  Institutional Class                         $  964,471,249  $1,072,668,342
-----------------------------------------------------------------------------
  Private Investment Class                        83,457,398      90,611,277
-----------------------------------------------------------------------------
  Cash Management Class                            6,178,307       7,139,494
-----------------------------------------------------------------------------
  Reserve Class                                   23,281,300              --
-----------------------------------------------------------------------------
  Resource Class                                   3,596,950              --
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) on
  sales of investments                               (77,761)        (77,229)
-----------------------------------------------------------------------------
                                              $1,080,907,443  $1,170,341,884
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2000

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers six different classes of shares, the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Interest income is allocated to each class daily, based upon each class' pro rata share of the total shares of the Fund outstanding. Discounts, other than original issue, on short-term obligations are amortized to unrealized appreciation for financial reporting purposes.
C. Distributions - It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $77,230 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in sufficient municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code, to shareholders.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million.
During the year ended March 31, 2000, AIM waived advisory fees of $952,116.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2000, AIM was paid $142,533 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment

Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that the compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class equals 0.25%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended March 31, 2000, the Private Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $213,129, $5,329, $162,695 and $1,674, respectively, as compensation to FMC under the Plan. FMC waived fees of $255,554 during the same period.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. For the year ended March 31, 2000, the Fund paid AFS $143,898 for such services.
 During the year ended March 31, 2000, the Fund paid legal fees of $5,756 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to directors who are not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended March 31, 2000 and 1999 were as follows:

                                      2000                              1999
                         --------------------------------  --------------------------------
                             SHARES           AMOUNT           SHARES           AMOUNT
                         ---------------  ---------------  ---------------  ---------------
Sold:
  Institutional Class      6,322,728,466  $ 6,322,728,466    7,257,933,597  $ 7,257,933,597
--------------------------------------------------------------------------------------------
  Private Investment
   Class                     370,686,399      370,686,399      580,913,749      580,913,749
--------------------------------------------------------------------------------------------
  Cash Management Class*     103,822,089      103,822,089       13,152,591       13,152,591
--------------------------------------------------------------------------------------------
  Reserve Class**            195,924,640      195,924,640               --               --
--------------------------------------------------------------------------------------------
  Resource Class***           18,257,101       18,257,101               --               --
--------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class          2,285,592        2,285,592        1,929,870        1,929,870
--------------------------------------------------------------------------------------------
  Private Investment
   Class                       2,041,123        2,041,123        2,254,362        2,254,362
--------------------------------------------------------------------------------------------
  Cash Management Class*         175,159          175,159           41,812           41,812
--------------------------------------------------------------------------------------------
  Reserve Class**                456,780          456,780               --               --
--------------------------------------------------------------------------------------------
  Resource Class***               22,084           22,084               --               --
--------------------------------------------------------------------------------------------
Redeemed:
  Institutional Class     (6,433,211,151)  (6,433,211,151)  (7,084,177,546)  (7,084,177,546)
--------------------------------------------------------------------------------------------
  Private Investment
   Class                    (379,881,401)    (379,881,401)    (573,025,887)    (573,025,887)
--------------------------------------------------------------------------------------------
  Cash Management Class*    (104,958,435)    (104,958,435)      (6,055,671)      (6,055,671)
--------------------------------------------------------------------------------------------
  Reserve Class**           (173,100,120)    (173,100,120)              --               --
--------------------------------------------------------------------------------------------
  Resource Class***          (14,682,235)     (14,682,235)              --               --
--------------------------------------------------------------------------------------------
Net increase (decrease)      (89,433,909) $   (89,433,909)     192,966,877  $   192,966,877
============================================================================================

*   The Cash Management Class commenced sales on January 4, 1999.
**  The Reserve Class commenced sales on June 1, 1999.
*** The Resource Class commenced sales on April 6, 1999.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of the Cash Management Class capital stock outstanding during the year ended March 31, 2000 and the period January 4, 1999 (date sales commenced) through March 31, 1999.

                                                       2000       1999
                                                      ------     ------
Net asset value, beginning of period                  $ 1.00     $ 1.00
----------------------------------------------------  ------     ------
Income from investment operations:
 Net investment income                                  0.03       0.01
----------------------------------------------------  ------     ------
Less distributions from net investment income          (0.03)     (0.01)
----------------------------------------------------  ------     ------
Net asset value, end of period                        $ 1.00     $ 1.00
----------------------------------------------------  ------     ------
Total return(a)                                         3.23%      0.64%
----------------------------------------------------  ------     ------
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $6,178     $7,139
----------------------------------------------------  ------     ------
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements         0.28%(b)   0.28%(c)
----------------------------------------------------  ------     ------
 Without fee waivers and/or expense reimbursements      0.39%(b)   0.38%(c)
----------------------------------------------------  ------     ------
Ratio of net investment income to average net assets    3.17%(b)   3.08%(c)
----------------------------------------------------  ------     ------

(a) Not annualized for periods less than one year.
(b) Ratios are based on average net assets of $6,661,238.
(c) Annualized.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of the Institutional Class capital stock outstanding during each of the years in the five-year period ended March 31, 2000.

                            2000          1999       1998      1997       1996
                          --------     ----------  --------  --------  ----------
Net asset value,
beginning of period       $   1.00          $1.00     $1.00     $1.00       $1.00
------------------------  --------     ----------  --------  --------  ----------
Income from investment
operations:
 Net investment income        0.03           0.03      0.03      0.03        0.04
------------------------  --------     ----------  --------  --------  ----------
Less distributions from
net investment income        (0.03)         (0.03)    (0.03)    (0.03)      (0.04)
------------------------  --------     ----------  --------  --------  ----------
Net asset value, end of
period                    $   1.00          $1.00     $1.00     $1.00       $1.00
------------------------  --------     ----------  --------  --------  ----------
Total return                  3.32%          3.23%     3.55%     3.33%       3.67%
------------------------  --------     ----------  --------  --------  ----------
Ratios/supplemental
data:
Net assets, end of
period (000s omitted)     $964,396     $1,072,597  $896,904  $966,567  $1,009,039
------------------------  --------     ----------  --------  --------  ----------
Ratio of expenses to
average net assets:
 With fee waivers and/or
 expense reimbursements       0.20%(a)       0.20%     0.20%     0.20%       0.20%
------------------------  --------     ----------  --------  --------  ----------
 Without fee waivers
 and/or expense
 reimbursements               0.29%(a)       0.28%     0.27%     0.26%       0.26%
------------------------  --------     ----------  --------  --------  ----------
Ratio of net investment
income to average net
assets                        3.25%(a)       3.16%     3.49%     3.27%       3.59%
------------------------  --------     ----------  --------  --------  ----------

(a) Ratios are based on average net assets of $990,552,030.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of the Private Investment Class capital stock outstanding during each of the years in the five-year period ended March 31, 2000.

                                 2000        1999     1998     1997     1996
                                -------     -------  -------  -------  -------
Net asset value, beginning of
period                          $  1.00     $  1.00    $1.00    $1.00    $1.00
------------------------------  -------     -------  -------  -------  -------
Income from investment
operations:
 Net investment income             0.03        0.03     0.03     0.03     0.03
------------------------------  -------     -------  -------  -------  -------
Less distributions from net
investment income                 (0.03)      (0.03)   (0.03)   (0.03)   (0.03)
------------------------------  -------     -------  -------  -------  -------
Net asset value, end of period  $  1.00     $  1.00    $1.00    $1.00    $1.00
------------------------------  -------     -------  -------  -------  -------
Total return                       3.06%       2.98%    3.29%    3.07%    3.41%
------------------------------  -------     -------  -------  -------  -------
Ratios/supplemental data:
Net assets, end of period
(000s omitted)                  $83,454     $90,606  $80,462  $37,544  $35,139
------------------------------  -------     -------  -------  -------  -------
Ratio of expenses to average
net assets:
 With fee waivers and/or
 expense reimbursements            0.45%(a)    0.45%    0.45%    0.45%    0.45%
------------------------------  -------     -------  -------  -------  -------
 Without fee waivers and/or
 expense reimbursements            0.79%(a)    0.78%    0.77%    0.83%    0.76%
------------------------------  -------     -------  -------  -------  -------
Ratio of net investment income
to average net assets              3.00%(a)    2.91%    3.24%    3.02%    3.35%
------------------------------  -------     -------  -------  -------  -------

(a) Ratios are based on average net assets of $85,251,434.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of the Reserve Class capital stock outstanding during the period June 1, 1999 (date sales commenced) through March 31, 2000.

                                                       2000
                                                      -------
Net asset value, beginning of period                  $  1.00
----------------------------------------------------  -------
Income from investment operations:
 Net investment income                                   0.02
----------------------------------------------------  -------
Less distributions from net investment income           (0.02)
----------------------------------------------------  -------
Net asset value, end of period                        $  1.00
----------------------------------------------------  -------
Total return(a)                                          2.10%
----------------------------------------------------  -------
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $23,283
----------------------------------------------------  -------
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements          1.00%(b)
----------------------------------------------------  -------
 Without fee waivers and/or expense reimbursements       1.29%(b)
----------------------------------------------------  -------
Ratio of net investment income to average net assets     2.45%(b)
----------------------------------------------------  -------

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $24,404,278.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of the Resource Class capital stock outstanding during the period April 6, 1999 (date sales commenced) through March 31, 2000.

                                                       2000
                                                      ------
Net asset value, beginning of period                  $ 1.00
----------------------------------------------------  ------
Income from investment operations:
 Net investment income                                  0.03
----------------------------------------------------  ------
Less distributions from net investment income          (0.03)
----------------------------------------------------  ------
Net asset value, end of period                        $ 1.00
----------------------------------------------------  ------
Total return(a)                                         3.15%
----------------------------------------------------  ------
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $3,597
----------------------------------------------------  ------
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements         0.36%(b)
----------------------------------------------------  ------
 Without fee waivers and/or expense reimbursements      0.49%(b)
----------------------------------------------------  ------
Ratio of net investment income to average net assets    3.09%(b)
----------------------------------------------------  ------

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $1,061,128.